Claims revenue (Tables)	12 Months Ended
Dec. 31, 2013
Contractors [Abstract]
Schedule of claims revenue

Year ended December 31,	2013	2012
Claims revenue recognized	$17,053	$21,565
Claims revenue uncollected (classified as unbilled revenue)	8,074	21,942